Consolidated (Condensed) Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating activities
Net earnings	$ 33.2	$ 50.9	$ 157.1	$ 159.8	$ 146.1
Adjustments to reconcile net earnings to net cash provided by (used for) operating activities:
Asset impairments			9.0	1.1	0.0
Discontinued operations, net of income taxes			(0.1)	0.4	0.5
Depreciation	8.8	10.0	19.6	21.2	20.0
Amortization of intangible assets	15.7	15.7	31.4	31.8	31.4
Amortization of deferred financing fees	1.9	0.0
Deferred income taxes	(5.7)	3.5	(30.0)	(17.5)	(9.6)
Stock-based compensation expense	3.4	1.6
Loss on sale of property, plant, and equipment	0.1	0.3	0.9	0.3	0.7
Gain on acquisitions and divestitures			(14.8)	0.0	0.0
Loss on sale of discontinued operations			0.0	1.1	2.7
Other			2.3	2.4	3.6
Changes in operating assets and liabilities, excluding the effects of business acquisitions or dispositions:
Accounts receivable	(22.3)	(29.6)	(7.5)	(0.3)	(3.2)
Inventories	(17.7)	(27.0)	4.7	(23.8)	(8.8)
Other assets	(5.9)	(2.6)	1.4	(1.3)	(5.7)
Accounts payable	(4.3)	(18.0)	(25.6)	21.2	17.0
Accrued expenses and other liabilities	(5.0)	(15.1)	(5.5)	4.2	9.6
Net cash provided by (used for) operating activities	2.2	(10.3)	142.9	200.6	204.3
Net cash provided by (used for) operating activities of discontinued operations			0.1	(0.4)	(2.4)
Net cash provided by operating activities			143.0	200.2	201.9
Net cash provided by (used for) operating activities	2.2	(10.3)	142.9	200.6	204.3
Cash Flows From Investing activities
Capital expenditures	(6.2)	(6.7)	(13.2)	(25.3)	(33.6)
Proceeds from sale of property, plant and equipment			0.0	0.0	1.6
Changes in restricted cash	0.2	(0.3)	(0.6)	0.0	0.0
Business acquisitions, net of cash acquired			(5.3)	0.0	(12.2)
Proceeds from sale of business			78.2	0.0	0.7
Net cash provided by (used for) investing activities of continuing operations	(6.0)	(7.0)	59.1	(25.3)	(43.5)
Net cash provided by investing activities of discontinued operations			0.0	0.0	0.6
Net cash provided by (used for) investing activities			59.1	(25.3)	(42.9)
Cash Flows From Financing activities
Payments on capital leases			(0.7)	(3.4)	(2.9)
Proceeds from long-term debt and capital leases	1,457.0	0.4
Proceeds from capital leases			0.5	3.1	3.4
Repayments on long-term debt and capital leases	(49.6)	(0.2)
Debt issuance costs	(40.9)	0.0
Changes in short-term borrowings	0.1	0.0
Dividend paid to MTW	(1,362.0)	0.0
Net transactions with MTW	7.6	16.3	(182.9)	(166.7)	(171.5)
Exercises of stock options	0.4	0.0
Net cash provided by (used for) financing activities	12.6	16.5	(183.1)	(167.0)	(171.0)
Effect of exchange rate changes on cash	(0.1)	(0.9)	(3.5)	(1.0)	(0.6)
Net increase (decrease) in cash and cash equivalents	8.7	(1.7)	15.5	6.9	(12.6)
Balance at beginning of period	32.0	16.5	16.5	9.6	22.2
Balance at end of period	$ 40.7	$ 14.8	32.0	16.5	9.6
Supplemental Cash Flow Information
Income taxes paid			$ 13.2	$ 13.2	$ 15.9